Expense Example	Dec. 31, 2025 USD ($)
BRAMSHILL MULTI-STRATEGY INCOME FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 567
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,230
Expense Example, with Redemption, 10 Years	2,194
BRAMSHILL MULTI-STRATEGY INCOME FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,226
Expense Example, with Redemption, 10 Years	2,638
BRAMSHILL MULTI-STRATEGY INCOME FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	709
Expense Example, with Redemption, 10 Years	1,570
GRAMERCY EMERGING MARKETS DEBT FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	532
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,324
Expense Example, with Redemption, 10 Years	2,462
GRAMERCY EMERGING MARKETS DEBT FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	741
Expense Example, with Redemption, 5 Years	1,321
Expense Example, with Redemption, 10 Years	2,897
GRAMERCY EMERGING MARKETS DEBT FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,857
ROBINSON OPPORTUNISTIC INCOME FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	754
Expense Example, with Redemption, 3 Years	1,839
Expense Example, with Redemption, 5 Years	2,910
Expense Example, with Redemption, 10 Years	5,533
ROBINSON OPPORTUNISTIC INCOME FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	518
Expense Example, with Redemption, 3 Years	1,683
Expense Example, with Redemption, 5 Years	2,914
Expense Example, with Redemption, 10 Years	5,848
ROBINSON OPPORTUNISTIC INCOME FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	1,407
Expense Example, with Redemption, 5 Years	2,487
Expense Example, with Redemption, 10 Years	5,153
ROBINSON TAX ADVANTAGED INCOME FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	659
Expense Example, with Redemption, 3 Years	1,258
Expense Example, with Redemption, 5 Years	1,882
Expense Example, with Redemption, 10 Years	3,555
ROBINSON TAX ADVANTAGED INCOME FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	469
Expense Example, with Redemption, 3 Years	1,137
Expense Example, with Redemption, 5 Years	1,924
Expense Example, with Redemption, 10 Years	3,980
ROBINSON TAX ADVANTAGED INCOME FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	844
Expense Example, with Redemption, 5 Years	1,443
Expense Example, with Redemption, 10 Years	$ 3,065